Shareholder Fees - FidelityFreedomFunds-RetailComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none